Putnam Sustainable Retirement Maturity Fund
	The fund's portfolio
	10/31/23 (Unaudited)
		Shares	Value
	Equity Investment Companies (25.2%)*
	Putnam Sustainable Leaders ETF(AFF)	1,137,247	$26,792,516
	Putnam Sustainable Future ETF(AFF)	736,200	13,158,471
	Putnam PanAgora ESG International Equity ETF(AFF)	400,145	7,843,642

	Total Equity Investment Companies (cost $47,232,495)		$47,794,629
	Fixed Income Investment Companies (74.4%)*
	Putnam ESG Core Bond ETF(AFF)	2,131,728	$97,817,963
	Putnam ESG High Yield ETF(AFF)	667,481	32,082,474
	Putnam ESG Ultra Short ETF(AFF)	218,564	10,971,913

	Total Fixed Income Investment Companies (cost $149,129,311)		$140,872,350
	Short-Term Investments (0.4%)*
	Putnam Government Money Market Fund Class G 5.05%(AFF)	840,231	$840,231

	Total Short-term Investments (cost $840,231)		$840,231

	Total Investments (cost $197,202,037)		$189,507,210
*	Percentages indicated are based on net assets of $189,356,622.

Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through October 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated Company.
	Security valuation: The price of the fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund class G, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
			Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Equity Investment Companies	$47,794,629	$—	$—
	Fixed Income Investment Companies	140,872,350	—	—
	Short-Term Investments	840,231	—	—

	Totals by level	$189,507,210	$—	$—

Affiliated transactions
For investments in Putnam Government Money Market Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/23	Fair value as of 10/31/23
Putnam Sustainable Leaders ETF	$29,772,798	$70,588	$1,010,108	$—	$—	$70,397	$(2,111,159)	1,137,247	$26,792,516
Putnam Sustainable Future ETF	15,117,229	35,616	392,770	—	—	17,983	(1,619,587)	736,200	13,158,471
Putnam PanAgora ESG International Equity ETF	8,793,846	26,583	231,243	—	—	3,612	(749,156)	400,145	7,843,642
Putnam ESG Core Bond ETF	105,152,683	991,184	2,833,965	1,051,050	—	(123,648)	(5,368,291)	2,131,728	97,817,963
Putnam ESG High Yield ETF	34,812,030	84,532	1,438,501	561,872	—	(18,662)	(1,356,925)	667,481	32,082,474
Putnam ESG Ultra Short ETF	11,617,244	29,921	656,047	165,765	—	73	(19,278)	218,564	10,971,913
Putnam Government Money Market Fund Class G*	—	3,590,679	2,750,448	4,266	—	—	—	840,231	840,231
Putnam Government Money Market Fund Class P*	411,000	2,911,770	3,322,770	4,478	—	—	—	—	—
Totals	$205,676,830	$7,740,873	$12,635,852	$1,787,431	$—	$(50,245)	$(11,224,396)		$189,507,210
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com